Related Parties Transactions - Schedule of Major Related Parties and Their Relationships with the Group (Details)	Dec. 31, 2024
Ufintek Group Pte. Ltd. [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Abstract]
Related Parties Relationship	Wang Yizhou, Financial Director of Helport Singapore, serves as the Executive Director of Ufintek Group Pte. Ltd.
Stony Holdings Limited [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Abstract]
Related Parties Relationship	Shareholder of Helport AI Limited
Ms. Fan Yu [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Abstract]
Related Parties Relationship	Chairman of the Board of Directors of Helport Limited
Ms. Yizhou Wang [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Abstract]
Related Parties Relationship	Financial Director of Helport Singapore